Finance Receivables And Loans, Net (Schedule Of Pass And Criticized Credit Quality Indicators Of Finance Receivables) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	$ 99,055	$ 113,920
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	35,519	40,468
Commercial Loan [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	33,835	37,412
Commercial Loan [Member] | Criticized Member
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	1,684	3,056
Commercial And Industrial Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	30,270	34,817
Commercial And Industrial Automobile [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	28,978	32,464
Commercial And Industrial Automobile [Member] | Criticized Member
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	1,292	2,353
Commercial And Industrial Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	0	1,911
Commercial And Industrial Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	0	1,760
Commercial And Industrial Mortgage [Member] | Criticized Member
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	0	151
Commercial And Industrial Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	2,697	1,241
Commercial And Industrial Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	2,417	883
Commercial And Industrial Other [Member] | Criticized Member
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	280	358
Commercial Real Estate Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	2,552	2,485
Commercial Real Estate Automobile [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	2,440	2,305
Commercial Real Estate Automobile [Member] | Criticized Member
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	112	180
Commercial Real Estate Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	0	14
Commercial Real Estate Mortgage [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	0	0
Commercial Real Estate Mortgage [Member] | Criticized Member
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	$ 0	$ 14